Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Oct. 24, 2014	Dec. 31, 2015
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,685	$ (83)
Other comprehensive income (loss), net of tax:
Net Other Comprehensive Income	40
Other comprehensive income before reclassifications, net of tax	(41)	(64)
Reclassification adjustment for fresh start loss included in net income	(162)
Other comprehensive loss	(40)	(64)
other comprehensive loss, after fresh start impacts	(202)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	1,483
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,685
Other comprehensive income (loss), net of tax:
Other comprehensive loss	0
Foreign Currency Translation Gains Losses [Member]
Other comprehensive income (loss), net of tax:
Net Other Comprehensive Income	(31)	63
Other comprehensive income before reclassifications, net of tax		(63)
Pension Plan [Member]
Other comprehensive income (loss), net of tax:
Net Other Comprehensive Income	(71)	(1)
Other comprehensive income before reclassifications, net of tax	$ (72)	(1)
Parent Company [Member]
Other comprehensive income (loss), net of tax:
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (147)